Guarantees and commitments (Details 3) In Millions	Jun. 30, 2011 CHF	Jun. 30, 2011 BRL	Dec. 31, 2010 CHF	Jun. 30, 2011 Irrevocable commitments under documentary credits CHF	Dec. 31, 2010 Irrevocable commitments under documentary credits CHF	Jun. 30, 2011 Loan commitments CHF	Dec. 31, 2010 Loan commitments CHF	Jun. 30, 2011 Forward reverse repurchase agreements CHF	Dec. 31, 2010 Forward reverse repurchase agreements CHF	Jun. 30, 2011 Other commitments CHF	Dec. 31, 2010 Other commitments CHF
Other commitments.
Maturity less than 1 year	210,160		211,602	4,802	4,500	157,428	153,759	45,976	51,968	1,954	1,375
Maturity greater than 1 year	55,434		58,330	46	51	53,395	55,794	0	0	1,993	2,485
Total gross amount	265,594		269,932	4,848	4,551	210,823	209,553	45,976	51,968	3,947	3,860
Total net amount	261,006		262,989	4,561	4,162	206,522	202,999	45,976	51,968	3,947	3,860
Collateral received	184,940		196,331	2,091	1,883	136,805	142,425	45,976	51,968	68	55
Unused revocable credit limits						135,985	136,533
Estimated redemption value of right to put available to redeemable noncontrolling interests	685	1,270